Performance Management - RBC BlueBay U.S. Government Money Market Fund	Mar. 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance of the Fund’s Institutional Class 1 shares from year to year and by showing how the Fund’s Institutional Class 1 shares average annual total returns for the past 1, 5 and 10 years. No performance is shown for the Fund’s Institutional Class 3 shares because the Institutional Class 3 shares had not commenced operations prior to the date of this prospectus. The returns for Institutional Class 3 shares will be lower than the returns of Institutional Class 1 shares shown in the bar chart and the performance table because fees and expenses of the classes differ. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.rbcgam.com or by calling 1-800-422-2766. For the Fund’s current seven-day yield, call 1-800-422-2766.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance of the Fund’s Institutional Class 1 shares from year to year and by showing how the Fund’s Institutional Class 1 shares average annual total returns for the past 1, 5 and 10 years.
Performance One Year or Less [Text]	No performance is shown for the Fund’s Institutional Class 3 shares because the Institutional Class 3 shares had not commenced operations prior to the date of this prospectus.
Bar Chart [Heading]	RBC BlueBay U.S. Government Money Market Fund – Institutional Class 1 Annual Total Returns
Bar Chart Closing [Text Block]	During the period shown in the chart for the Institutional Class 1 Shares of the Fund:QuarterReturnsBest quarter:Q4 20231.34%Worst quarter:Q4 20200.00%
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Money Market Seven Day Yield Phone	1-800-422-2766
Performance Availability Website Address [Text]	www.rbcgam.com
Performance Availability Phone [Text]	1-800-422-2766
Institutional Class 1
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	0.89%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	1.34%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Dec. 31, 2020